Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 19, 2023	Dec. 31, 2022 USD ($)	Sep. 30, 2021 ft²
Lessee, Lease, Description [Line Items]
Net loss	$ (45,849)	$ (42,767)	$ (131,212)	$ (121,888)
Accumulated deficit	(801,391)		(801,391)			$ (670,179)
Cash and cash equivalents	256,415	163,053	256,415	163,053		$ 382,436
Foreign currency gain (loss)	$ (1,700)	$ (3,800)	$ (400)	$ (4,400)
Manufacturing Suite in Stevenage, United Kingdom
Lessee, Lease, Description [Line Items]
Number of square feet | ft²							70,000
Operating lease contract term (in years)					20 years